6. Derivative Liabilities - (Details) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member	Mar. 31, 2014 Minimum (Member) Quarterly Member	Mar. 31, 2014 Maximum [Member] Quarterly Member
Expected dividends	0.00%	0.00%
Expected volatility	150.00%	150.00%
Expected term			1 year 11 months	4 years 4 months
Risk free interest rate	0.03%		0.44%	1.73%